UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04581

CORNERCAP GROUP OF FUNDS

(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: October 1, 2014 – December 31, 2014

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	December 31, 2014
CORNERCAP BALANCED FUND

	Shares	Fair Value
COMMON STOCKS (58.5%)
Advertising (0.7%)
Omnicom Group, Inc.	2,405	$186,315

Aerospace & Defense (2.0%)
The Boeing Co.	2,615	339,898
United Technologies Corp.	1,720	197,800

		537,698

Agriculture (0.7%)
Archer-Daniels-Midland Co.	3,560	185,120

Banks (7.9%)
BB&T Corp.	4,935	191,922
Capital One Financial Corp.	2,280	188,214
Citigroup, Inc.	3,430	185,597
Fifth Third Bancorp	9,350	190,506
The Goldman Sachs Group, Inc.	985	190,923
JPMorgan Chase & Co.	2,960	185,237
Morgan Stanley	5,190	201,372
The PNC Financial Services Group, Inc.	2,135	194,776
SunTrust Banks, Inc.	4,685	196,302
US Bancorp	4,115	184,969
Wells Fargo & Co.	3,420	187,484

		2,097,302

Beverages (0.7%)
Coca-Cola Enterprises, Inc.	4,205	185,945

Biotechnology (0.7%)
Gilead Sciences, Inc.(a)	1,830	172,496

Chemicals (2.1%)
Celanese Corp.	3,110	186,475
The Dow Chemical Co.	4,160	189,738
Eastman Chemical Co.	2,295	174,099

		550,312

Computers (3.1%)
Apple, Inc.	1,630	179,920
Hewlett-Packard Co.	4,945	198,443
International Business Machines Corp.	1,700	272,748
NetApp, Inc.	4,405	182,587

		833,698

Diversified Financial Services (2.1%)
American Express Co.	2,055	191,197
Ameriprise Financial, Inc.	1,410	186,472
Discover Financial Services	2,830	185,337

		563,006

Electric (2.1%)
Edison International	2,865	187,600
Entergy Corp.	2,205	192,894
Public Service Enterprise Group, Inc.	4,395	181,997

		562,491

Electrical Components & Equipment (0.7%)
Emerson Electric Co.	2,935	181,178

	Shares	Fair Value
Engineering & Construction (0.7%)
Fluor Corp.	3,145	$190,681

Food (0.7%)
ConAgra Foods, Inc.	5,015	181,944

Forest Products & Paper (0.7%)
International Paper Co.	3,375	180,833

Healthcare Services (2.1%)
Aetna, Inc.	2,145	190,540
CIGNA Corp.	1,760	181,122
Laboratory Corp. of America Holdings(a)	1,745	188,285

		559,947

Insurance (6.4%)
ACE Ltd.	1,660	190,701
Aflac, Inc.	3,110	189,990
The Allstate Corp.	2,775	194,944
Assurant, Inc.	2,725	186,471
CNA Financial Corp.	4,790	185,421
Lincoln National Corp.	3,290	189,734
MetLife, Inc.	3,390	183,365
Prudential Financial, Inc.	2,085	188,609
The Travelers Cos., Inc.	1,795	190,001

		1,699,236

Internet (0.7%)
Symantec Corp.	7,005	179,713

Leisure Time (0.7%)
Harley-Davidson, Inc.	2,695	177,627

Lodging (0.7%)
Las Vegas Sands Corp.	3,255	189,311

Machinery - Construction & Mining (0.6%)
Caterpillar, Inc.	1,870	171,161

Media (2.8%)
Comcast Corp., Class A	3,405	197,524
Discovery Communications, Inc.(a)	5,460	188,097
Scripps Networks Interactive, Inc.	2,445	184,035
Viacom, Inc., Class B	2,435	183,234

		752,890

Miscellaneous Manufacturing (1.4%)
Dover Corp.	2,500	179,300
Pentair PLC	2,955	196,271

		375,571

Oil & Gas (5.1%)
ConocoPhillips	2,540	175,412
Devon Energy Corp.	2,805	171,694
Ensco PLC, Class A	5,590	167,421
Exxon Mobil Corp.	3,305	305,547
Phillips 66	2,735	196,100
Southwestern Energy Co.(a)	6,270	171,108
Valero Energy Corp.	3,645	180,428

		1,367,710

	Shares	Fair Value
Oil & Gas Services (3.3%)
Cameron International Corp.(a)	3,185	$159,090
FMC Technologies, Inc.(a)	3,855	180,568
Halliburton Co.	4,560	179,345
National Oilwell Varco, Inc.	2,815	184,467
Schlumberger Ltd.	2,175	185,767

		889,237

Pharmaceuticals (1.4%)
Express Scripts Holding Co.(a)	2,185	185,004
Teva Pharmaceutical Industries Ltd., Sponsored ADR	3,235	186,045

		371,049

Retail (3.6%)
Bed Bath & Beyond, Inc.(a)	2,600	198,042
Coach, Inc.	4,990	187,425
The Gap, Inc.	4,690	197,496
Kohl’s Corp.	3,160	192,886
Macy’s, Inc.	2,915	191,661

		967,510

Semiconductors (2.1%)
Intel Corp.	5,415	196,510
NVIDIA Corp.	9,095	182,355
QUALCOMM, Inc.	2,520	187,312

		566,177

Software (0.7%)
CA, Inc.	5,975	181,939

Telecommunications (1.3%)
AT&T, Inc.	5,260	176,683
Verizon Communications, Inc.	3,665	171,449

		348,132

Transportation (0.7%)
Norfolk Southern Corp.	1,770	194,010

TOTAL COMMON STOCKS (COST $14,630,537)		15,600,239

EXCHANGE TRADED FUNDS (1.7%)
Guggenheim BulletShares® 2015 High Yield Corporate Bond ETF	17,315	447,939

TOTAL EXCHANGE TRADED FUNDS (COST $466,942)		447,939

	Principal Amount	Fair Value
CORPORATE BONDS (26.0%)
Agriculture (0.8%)
Reynolds American, Inc.,
6.750%, 06/15/2017	$200,000	222,800

Auto Manufacturers (1.4%)
Ford Motor Co.,
9.215%, 09/15/2021	275,000	366,028

	Principal Amount	Fair Value
Banks (3.4%)
Bank of America Corp.,
4.750%, 08/15/2020	$250,000	$269,262
The Goldman Sachs Group, Inc.,
5.750%, 01/24/2022	300,000	347,036
4.000%, 03/18/2029(b)	300,000	293,872

		910,170

Chemicals (1.7%)
CF Industries, Inc.,
7.125%, 05/01/2020	250,000	297,841
The Dow Chemical Co.,
2.500%, 02/15/2016	150,000	152,613

		450,454

Cosmetics & Personal Care (0.6%)
The Estee Lauder Co., Inc.,
5.550%, 05/15/2017	150,000	164,285

Diversified Financial Services (1.0%)
Credit Suisse USA, Inc.,
5.375%, 03/02/2016	250,000	262,761

Electronics (2.3%)
Agilent Technologies, Inc.,
5.000%, 07/15/2020	270,000	293,712
Tech Data Corp.,
3.750%, 09/21/2017	300,000	309,927

		603,639

Entertainment (1.0%)
International Game Technology,
7.500%, 06/15/2019	250,000	270,722

Food (0.8%)
Safeway, Inc.,
3.950%, 08/15/2020	200,000	202,191

Healthcare Services (1.1%)
Humana, Inc.,
6.300%, 08/01/2018	250,000	285,151

Home Furnishings (0.6%)
Whirlpool Corp.,
6.500%, 06/15/2016	150,000	161,624

Insurance (2.2%)
The Travelers Cos., Inc.,
5.900%, 06/02/2019	150,000	173,532
W.R. Berkley Corp.,
5.600%, 05/15/2015	150,000	152,633
5.375%, 09/15/2020	230,000	256,076

		582,241

Lodging (1.0%)
Starwood Hotels & Resorts Worldwide, Inc.,
7.375%, 11/15/2015	250,000	262,327

	Principal Amount	Fair Value
Media (1.0%)
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
5.000%, 03/01/2021	$255,000	$278,077

Oil & Gas (1.8%)
Chesapeake Energy Corp.,
6.625%, 08/15/2020	285,000	302,813
Statoil ASA,
6.700%, 01/15/2018	150,000	170,914

		473,727

Retail (5.3%)
AutoZone, Inc.,
5.500%, 11/15/2015	150,000	156,108
Best Buy Co., Inc.,
3.750%, 03/15/2016	200,000	203,250
Dillard’s, Inc.,
6.625%, 01/15/2018	275,000	301,125
Foot Locker, Inc.,
8.500%, 01/15/2022	385,000	462,000
Walgreens Boots Alliance, Inc.,
3.100%, 09/15/2022	305,000	301,309

		1,423,792

TOTAL CORPORATE BONDS (COST $6,832,211)		6,919,989

GOVERNMENT BOND (1.9%)
U.S. Treasury (1.9%)
U.S. Treasury Inflation Indexed Bonds,
0.125%, 01/15/2022	524,560	511,036

TOTAL GOVERNMENT BOND (COST $516,311)		511,036

MUNICIPAL BONDS (1.8%)
Kansas (0.6%)
Johnson County KS, Build America General Obligation Bonds, Unified School District No. 232, 4.950%, 09/01/2019	150,000	155,700

North Dakota (0.6%)
Grand Forks ND, Build America Revenue Bonds, Series A, 4.500%, 09/01/2019	150,000	164,259

Texas (0.6%)
County of Galveston TX, Build America General Obligation Bonds, Series B, 4.200%, 02/01/2017	150,000	157,686

TOTAL MUNICIPAL BONDS (COST $452,965)		477,645

CERTIFICATES OF DEPOSIT (0.9%)
Goldman Sachs Bank USA, Medium-Term Certificate of Deposit, 0.800%, 08/06/2015	250,000	250,432

TOTAL CERTIFICATES OF DEPOSIT (COST $249,999)		250,432

	Shares	Fair Value
SHORT TERM INVESTMENTS (8.8%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	2,332,829	$2,332,829

TOTAL SHORT TERM INVESTMENTS (COST $2,332,829)		2,332,829

TOTAL INVESTMENTS (COST $25,481,794)	99.6%	26,540,109

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	0.4%	110,766

NET ASSETS	100.0%	$26,650,875

(a) Non-Income Producing Security.

(b) Represents a step bond. Rate disclosed is as of December 31, 2014.

Common Abbreviations:

ADR - American Depositary Receipt.

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.

ETF - Exchange Traded Fund.

LLC - Limited Liability Company.

Ltd. - Limited.

PLC - Public Limited Company.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)	December 31, 2014
CORNERCAP SMALL-CAP VALUE FUND

	Shares	Fair Value
COMMON STOCKS (96.9%)

Aerospace & Defense (0.5%)
Astronics Corp.(a)	5,870	$324,670

Agriculture (0.4%)
The Andersons, Inc.	5,130	272,608

Apparel (0.5%)
Oxford Industries, Inc.	5,610	309,728

Auto Manufacturers (0.5%)
Wabash National Corp.(a)	25,285	312,523

Auto Parts & Equipment (2.1%)
Cooper Tire & Rubber Co.	9,085	314,795
Douglas Dynamics, Inc.	21,560	462,031
Standard Motor Products, Inc.	10,750	409,790
Tower International, Inc.(a)	10,505	268,403

		1,455,019

Banks (15.0%)
Arrow Financial Corp.	14,081	387,087
Community Trust Bancorp, Inc.	9,916	363,025
Enterprise Financial Services Corp.	17,685	348,925
Fidelity Southern Corp.	22,835	367,872
Financial Institutions, Inc.	15,535	390,705
First Business Financial Services, Inc.	9,130	437,418
First Community Bancshares, Inc.	22,725	374,281
First Financial Corp.	10,585	377,038
First Interstate BancSystem, Inc.	11,520	320,486
First Merchants Corp.	19,010	432,477
FirstMerit Corp.	20,540	388,001
German American Bancorp, Inc.	13,350	407,442
Great Southern Bancorp, Inc.	12,220	484,767
Hancock Holding Co.	9,570	293,799
Heartland Financial USA, Inc.	11,405	309,076
Horizon Bancorp	14,725	384,911
Lakeland Bancorp, Inc.	32,481	380,028
Lakeland Financial Corp.	8,685	377,537
MainSource Financial Group, Inc.	23,020	481,578
NBT Bancorp, Inc.	14,780	388,271
Old National Bancorp	24,235	360,617
PrivateBancorp, Inc.	8,980	299,932
S&T Bancorp, Inc.	10,160	302,870
S.Y. Bancorp, Inc.	11,910	397,079
Towne Bank/Portsmouth VA	19,630	296,806
Univest Corp. of Pennsylvania	14,385	291,152
Walker & Dunlop, Inc.(a)	17,615	308,967
WesBanco, Inc.	10,540	366,792

		10,318,939

Biotechnology (0.6%)
Charles River Laboratories International, Inc.(a)	6,705	426,706

Building Materials (1.8%)
Boise Cascade Co.(a)	11,825	439,299
Drew Industries, Inc.(a)	8,140	415,710

	Shares	Fair Value
Building Materials (1.8%) (continued)
Universal Forest Products, Inc.	7,445	$396,074

		1,251,083

Chemicals (2.5%)
A. Schulman, Inc.	10,055	407,529
Cabot Corp.	7,060	309,652
Innophos Holdings, Inc.	5,290	309,200
Innospec, Inc.	9,030	385,581
Stepan Co.	7,595	304,408

		1,716,370

Commercial Services (4.5%)
ABM Industries, Inc.	13,480	386,202
American Public Education, Inc.(a)	7,915	291,826
The Brink’s Co.	12,740	310,983
Global Cash Access Holdings, Inc.(a)	44,245	316,352
Korn/Ferry International(a)	10,225	294,071
Multi-Color Corp.	8,015	444,191
Navigant Consulting, Inc.(a)	21,545	331,147
On Assignment, Inc.(a)	13,090	434,457
RPX Corp.(a)	22,245	306,536

		3,115,765

Computers (4.1%)
Computer Task Group, Inc.	29,660	282,660
Convergys Corp.	13,300	270,921
Datalink Corp.(a)	26,185	337,786
Engility Holdings, Inc.(a)	10,355	443,194
ExlService Holdings, Inc.(a)	13,315	382,274
Insight Enterprises, Inc.(a)	12,440	322,072
Mentor Graphics Corp.	17,945	393,354
Sykes Enterprises, Inc.(a)	16,265	381,739

		2,814,000

Distribution/Wholesale (0.4%)
Houston Wire & Cable Co.	24,595	293,910

Diversified Financial Services (3.3%)
Higher One Holdings, Inc.(a)	54,640	230,034
Investment Technology Group, Inc.(a)	20,290	422,438
JG Wentworth Co., Class A(a)	25,930	276,414
JMP Group, Inc.	55,445	422,491
Nationstar Mortgage Holdings, Inc.(a)	9,475	267,100
Piper Jaffray Cos.(a)	6,855	398,207
Regional Management Corp.(a)	14,490	229,087

		2,245,771

Electric (2.2%)
Avista Corp.	13,090	462,731
Black Hills Corp.	5,445	288,803
Otter Tail Corp.	12,175	376,938
Unitil Corp.	10,980	402,637

		1,531,109

Electrical Components & Equipment (0.4%)
SL Industries, Inc.(a)	7,175	279,825

Electronics (4.7%)
AVX Corp.	19,705	275,870
II-VI, Inc.(a)	29,320	400,218
Methode Electronics, Inc.	9,390	342,829

	Shares	Fair Value
Electronics (4.7%) (continued)
Newport Corp.(a)	18,910	$361,370
OSI Systems, Inc.(a)	4,040	285,911
Plexus Corp.(a)	8,985	370,272
Sanmina Corp.(a)	11,685	274,948
Tech Data Corp.(a)	5,205	329,112
Vishay Intertechnology, Inc.	22,330	315,970
ZAGG, Inc.(a)	44,575	302,664

		3,259,164

Engineering & Construction (1.9%)
Aegion Corp.(a)	14,915	277,568
Argan, Inc.	9,235	310,665
EMCOR Group, Inc.	8,595	382,392
VSE Corp.	4,948	326,073

		1,296,698

Food (1.8%)
Cal-Maine Foods, Inc.	12,980	506,609
Ingles Markets, Inc., Class A	8,820	327,134
SpartanNash Co.	15,462	404,177

		1,237,920

Forest Products & Paper (1.5%)
KapStone Paper and Packaging Corp.	11,655	341,608
Neenah Paper, Inc.	5,050	304,363
Schweitzer-Mauduit International, Inc.	9,045	382,604

		1,028,575

Gas (0.9%)
New Jersey Resources Corp.	5,120	313,344
Southwest Gas Corp.	4,715	291,434

		604,778

Hand & Machine Tools (1.0%)
Kennametal, Inc.	8,080	289,183
Regal-Beloit Corp.	5,090	382,768

		671,951

Healthcare Products (1.5%)
Exactech, Inc.(a)	16,875	397,744
Greatbatch, Inc.(a)	5,900	290,870
Integra LifeSciences Holdings Corp.(a)	5,845	316,974

		1,005,588

Healthcare Services (1.6%)
Almost Family, Inc.(a)	12,350	357,532
National Healthcare Corp.	6,220	390,865
Select Medical Holdings Corp.	26,670	384,048

		1,132,445

Home Builders (0.5%)
Thor Industries, Inc.	6,360	355,333

Home Furnishings (1.5%)
Daktronics, Inc.	25,265	316,065
Ethan Allen Interiors, Inc.	13,960	432,341
Flexsteel Industries, Inc.	9,645	311,052

		1,059,458

Household Products (0.4%)
Ennis, Inc.	21,450	288,931

	Shares	Fair Value
Household Products/Wares (0.4%)
CSS Industries, Inc.	9,850	$272,254

Insurance (5.9%)
AMERISAFE, Inc.	7,550	319,818
Aspen Insurance Holdings, Ltd.	8,345	365,261
FBL Financial Group, Inc.	5,440	315,683
Maiden Holdings Ltd.	30,475	389,775
Montpelier Re Holdings Ltd.	10,830	387,931
National General Holdings Corp.	15,130	281,569
The Navigators Group, Inc.(a)	5,615	411,804
Selective Insurance Group, Inc.	15,585	423,445
StanCorp Financial Group, Inc.	4,105	286,775
United Insurance Holdings Corp.	15,275	335,286
Universal Insurance Holdings, Inc.	27,030	552,764

		4,070,111

Internet (1.4%)
1-800-Flowers.com, Inc.(a)	39,205	323,049
Bankrate, Inc.(a)	29,555	367,369
Dice Holdings, Inc.(a)	27,385	274,124

		964,542

Iron/Steel (0.5%)
Commercial Metals Co.	21,815	355,366

Leisure Time (1.0%)
Interval Leisure Group, Inc.	16,785	350,638
Steiner Leisure Ltd.(a)	7,570	349,810

		700,448

Machinery-Construction & Mining (0.4%)
Hyster-Yale Materials Handling, Inc.	3,890	284,748

Machinery-Diversified (1.7%)
Alamo Group, Inc.	5,745	278,288
DXP Enterprises, Inc.(a)	4,260	215,258
Hurco Cos, Inc.	8,315	283,458
Kadant, Inc.	9,340	398,725

		1,175,729

Media (0.4%)
Journal Communications, Inc., Class A(a)	26,725	305,467

Metal Fabricate & Hardware (0.4%)
Worthington Industries, Inc.	8,935	268,854

Mining (0.4%)
United States Lime & Minerals, Inc.	4,200	306,012

Miscellaneous Manufacturers (0.6%)
Tredegar Corp.	18,020	405,270

Miscellaneous Manufacturing (3.8%)
Blount International, Inc.(a)	25,690	451,373
Chase Corp.	11,700	421,083
Federal Signal Corp.	24,100	372,104
Hillenbrand, Inc.	10,535	363,458
Lydall, Inc.(a)	10,420	341,984
Park-Ohio Holdings Corp.	6,210	391,416

	Shares	Fair Value
Miscellaneous Manufacturing (3.8%) (continued)
Standex International Corp.	3,895	$300,928

		2,642,346

Office Furnishings (0.4%)
Herman Miller, Inc.	10,350	304,601

Oil & Gas (1.8%)
Delek US Holdings, Inc.	9,910	270,345
Panhandle Oil and Gas, Inc., Class A	15,130	352,226
PBF Energy, Inc., Class A	12,910	343,922
Unit Corp.(a)	8,495	289,680

		1,256,173

Oil & Gas Services (3.6%)
Forum Energy Technologies, Inc.(a)	11,900	246,687
Gulf Island Fabrication, Inc.	14,890	288,717
Helix Energy Solutions Group, Inc.(a)	14,920	323,764
Hornbeck Offshore Services, Inc.(a)	8,770	218,987
Matrix Service Co.(a)	13,355	298,084
Newpark Resources, Inc.(a)	31,080	296,503
Oil States International, Inc.(a)	5,855	286,309
Tesco Corp.	17,205	220,568
Thermon Group Holdings, Inc.(a)	12,810	309,874

		2,489,493

Packaging & Containers (0.6%)
Silgan Holdings, Inc.	7,115	381,364

Pharmaceuticals (1.3%)
Nature’s Sunshine Products, Inc.	18,715	277,356
Nutraceutical International Corp.(a)	13,885	299,361
Omega Protein Corp.(a)	33,000	348,810

		925,527

Retail (3.1%)
Ascena Retail Group, Inc.(a)	24,930	313,121
Brown Shoe Co. Inc	10,405	334,521
The Finish Line, Inc., Class A	10,490	255,012
Genesco, Inc.(a)	4,665	357,432
GNC Holdings, Inc., Class A	10,855	509,751
Pier 1 Imports, Inc.	23,195	357,203

		2,127,040

Savings & Loans (3.0%)
Berkshire Hills Bancorp, Inc.	11,250	299,925
Dime Community Bancshares, Inc.	15,570	253,480
First Defiance Financial Corp.	12,015	409,231
Flushing Financial Corp.	19,090	386,954
HomeStreet, Inc.	16,255	282,999
WSFS Financial Corp.	5,165	397,137

		2,029,726

Semiconductors (2.3%)
Diodes, Inc.(a)	15,815	436,019
IXYS Corp.	24,230	305,298
Microsemi Corp.(a)	14,870	422,011
Semtech Corp.(a)	14,235	392,459

		1,555,787

Software (2.1%)
CSG Systems International, Inc.	13,050	327,163
Fair Isaac Corp.	5,810	420,063

	Shares	Fair Value
Software (2.1%) (continued)
PDF Solutions, Inc.(a)	18,635	$276,916
Progress Software Corp.(a)	15,725	424,890

		1,449,032

Telecommunications (2.9%)
IDT Corp., Class B	21,990	446,617
Inteliquent, Inc.	24,885	488,492
NETGEAR, Inc.(a)	10,870	386,755
Polycom, Inc.(a)	26,710	360,585
Shenandoah Telecommunications Co.	9,905	309,531

		1,991,980

Textiles (0.5%)
Culp, Inc.	14,520	314,794

Transportation (0.7%)
ArcBest Corp.	10,615	492,218

Water (0.5%)
SJW Corp.	9,850	316,382

Wholesale Distributors (1.1%)
ScanSource, Inc.(a)	9,585	384,933
United Stationers, Inc.	8,885	374,592

		759,525

TOTAL COMMON STOCKS (COST $59,801,443)		66,753,656

SHORT TERM INVESTMENTS (3.8%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	2,617,424	2,617,424

TOTAL SHORT TERM INVESTMENTS (COST $2,617,424)		2,617,424

TOTAL INVESTMENTS (COST $62,418,867)	100.7%	69,371,080

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7%)	(467,258)

NET ASSETS	100.0%	$68,903,822

(a) Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

SCHEDULE of INVESTMENTS (Unaudited)	December 31, 2014
CORNERCAP LARGE/MID-CAP VALUE FUND

	Shares	Fair Value
COMMON STOCKS (97.4%)

Advertising (1.2%)
Omnicom Group, Inc.	1,955	$151,454

Aerospace & Defense (2.4%)
The Boeing Co.	1,155	150,127
United Technologies Corp.	1,390	159,850

		309,977

Agriculture (1.2%)
Archer-Daniels-Midland Co.	3,040	158,080

Banks (13.2%)
BB&T Corp.	3,920	152,449
Capital One Financial Corp.	1,850	152,717
Citigroup, Inc.	2,720	147,179
Fifth Third Bancorp	7,435	151,488
The Goldman Sachs Group, Inc.	790	153,126
JPMorgan Chase & Co.	2,420	151,444
Morgan Stanley	4,190	162,572
The PNC Financial Services Group, Inc.	1,730	157,828
SunTrust Banks, Inc.	3,780	158,382
US Bancorp	3,285	147,661
Wells Fargo & Co.	2,770	151,851

		1,686,697

Beverages (1.2%)
Coca-Cola Enterprises, Inc.	3,400	150,348

Biotechnology (1.1%)
Gilead Sciences, Inc.(a)	1,440	135,734

Chemicals (3.5%)
Celanese Corp.	2,505	150,200
The Dow Chemical Co.	3,330	151,881
Eastman Chemical Co.	1,875	142,238

		444,319

Computers (5.2%)
Apple, Inc.	1,310	144,598
Hewlett-Packard Co.	4,040	162,125
International Business Machines Corp.	1,360	218,198
NetApp, Inc.	3,510	145,490

		670,411

Diversified Financial Services (3.6%)
American Express Co.	1,680	156,307
Ameriprise Financial, Inc.	1,135	150,104
Discover Financial Services	2,300	150,627

		457,038

Electric (3.6%)
Edison International	2,380	155,842
Entergy Corp.	1,830	160,088
Public Service Enterprise Group, Inc.	3,570	147,834

		463,764

Electrical Components & Equipment (1.1%)
Emerson Electric Co.	2,380	146,917

	Shares	Fair Value
Engineering & Construction (1.2%)
Fluor Corp.	2,505	$151,878

Food (1.2%)
ConAgra Foods, Inc.	4,070	147,660

Forest Products & Paper (1.1%)
International Paper Co.	2,745	147,077

Healthcare Services (3.6%)
Aetna, Inc.	1,780	158,117
CIGNA Corp.	1,415	145,618
Laboratory Corp. of America Holdings(a)	1,425	153,758

		457,493

Insurance (10.8%)
ACE Ltd.	1,350	155,088
Aflac, Inc.	2,500	152,725
The Allstate Corp.	2,245	157,711
Assurant, Inc.	2,195	150,204
CNA Financial Corp.	3,820	147,872
Lincoln National Corp.	2,730	157,439
MetLife, Inc.	2,740	148,207
Prudential Financial, Inc.	1,665	150,616
The Travelers Cos., Inc.	1,500	158,775

		1,378,637

Internet (1.2%)
Symantec Corp.	5,745	147,388

Leisure Time (1.1%)
Harley-Davidson, Inc.	2,150	141,707

Lodging (1.2%)
Las Vegas Sands Corp.	2,610	151,798

Machinery - Construction & Mining (1.1%)
Caterpillar, Inc.	1,510	138,210

Media (4.8%)
Comcast Corp., Class A	2,760	160,107
Discovery Communications, Inc.(a)	4,500	155,025
Scripps Networks Interactive, Inc.	1,995	150,164
Viacom, Inc., Class B	1,980	148,995

		614,291

Miscellaneous Manufacturing (2.3%)
Dover Corp.	2,015	144,516
Pentair PLC	2,310	153,430

		297,946

Oil & Gas (8.1%)
ConocoPhillips	2,190	151,241
Devon Energy Corp.	3,110	190,363
Ensco PLC, Class A	3,865	115,757
Exxon Mobil Corp.	1,605	148,382
Phillips 66	2,195	157,382
Southwestern Energy Co.(a)	4,410	120,349
Valero Energy Corp.	3,030	149,985

		1,033,459

	Shares	Fair Value
Oil & Gas Services (5.6%)
Cameron International Corp.(a)	2,565	$128,122
FMC Technologies, Inc.(a)	3,130	146,609
Halliburton Co.	3,700	145,521
National Oilwell Varco, Inc.	2,260	148,098
Schlumberger Ltd.	1,735	148,186

		716,536

Pharmaceuticals (2.4%)
Express Scripts Holding Co.(a)	1,785	151,136
Teva Pharmaceutical Industries Ltd., Sponsored ADR	2,625	150,964

		302,100

Retail (6.2%)
Bed Bath & Beyond, Inc.(a)	2,085	158,814
Coach, Inc.	4,080	153,245
The Gap, Inc.	3,775	158,965
Kohl’s Corp.	2,600	158,704
Macy’s, Inc.	2,400	157,800

		787,528

Semiconductors (3.6%)
Intel Corp.	4,415	160,220
NVIDIA Corp.	7,430	148,972
QUALCOMM, Inc.	2,045	152,005

		461,197

Software (1.2%)
CA, Inc.	4,855	147,835

Telecommunications (2.2%)
AT&T, Inc.	4,260	143,093
Verizon Communications, Inc.	2,955	138,235

		281,328

Transportation (1.2%)
Norfolk Southern Corp.	1,415	155,098

TOTAL COMMON STOCKS (COST $11,723,788)		12,433,905

SHORT TERM INVESTMENTS (3.0%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	376,217	376,217

TOTAL SHORT TERM INVESTMENTS (COST $376,217)		376,217

TOTAL INVESTMENTS (COST $12,100,005)	100.4%	12,810,122

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4%)	(47,664)

NET ASSETS	100.0%	$12,762,458

(a) Non-Income Producing Security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

PLC - Public Limited Company.

Notes to Financial Statements

December 31, 2014 (Unaudited)

1. ORGANIZATION

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company.

The investment objective of the CornerCap Balanced Fund and CornerCap Small-Cap Value Fund is to obtain capital appreciation and current income, whereas the CornerCap Large/Mid-Cap Value Fund’s investment objective is to obtain capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Accounting Estimates – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Based on obtaining active market quotes, common stocks are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, ETFs and U.S. Government and Agency obligations are classified as Level 2 of the hierarchy, due to the use of additional observable inputs. Unlisted securities that are not included on such exchanges or Systems are valued at the mean of the quoted bid and asked prices on the over-the-counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by CornerCap Investment Counsel (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

Security Transactions Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made.

As of and during the nine months ended December 31, 2014, management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties. The Funds file income tax returns in the U.S. federal jurisdiction, for the State of Georgia, and the State of Massachusetts. For federal and state tax years 2009 and beyond, the Funds’ returns are still open to examination by the appropriate taxing authority.

Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2014:

CornerCap Balanced Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$15,600,239	$–	$–	$15,600,239
Exchange Traded Funds	447,939	–	–	447,939
Corporate Bonds	–	6,919,989	–	6,919,989
Municipal Bonds	–	477,645	–	477,645
U.S. Government Agency Securities	–	511,036	–	511,036
Certificates of Deposit	250,432	–	–	250,432
Short Term Investments	2,332,829	–	–	2,332,829

Total	$18,631,439	$7,908,670	$–	$26,540,109

CornerCap Small-Cap Value Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$66,753,656	$–	$–	$66,753,656
Short Term Investment	2,617,424	–	–	2,617,424

Total	$69,371,080	$–	$–	$69,371,080

CornerCap Large/Mid-Cap Value Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$12,433,905	$–	$–	$12,433,905
Short Term Investment	376,217	–	–	376,217

Total	$12,810,122	$–	$–	$12,810,122

* See Schedule of Investments for industry classification.

There were no transfers into or out of Levels 1 and 2 during the nine months ended December 31, 2014.

For the nine months ended December 31, 2014, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities at December 31, 2014, were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Gross appreciation (excess of value over tax cost)	$1,491,228	$8,860,225	$999,265

Gross depreciation (excess of tax cost over value)	(432,913)	(1,908,012)	(289,148)
Net unrealized appreciation	1,058,315	6,952,213	710,117

Cost of investments for income tax purposes	$25,481,794	$62,418,867	$12,100,005

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn President (Principal Executive Officer)
Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn President (Principal Executive Officer) and Treasurer (Principal Financial Officer)
Date:	February 26, 2015